SECOND PROMISSORY NOTES (Tables)	12 Months Ended
Apr. 30, 2016
Debt Disclosure [Abstract]
Schedule of Second Promissory Notes
	April 30, 2016 $	April 30, 2015 $

Second promissory notes	4,780,814	1,432,565

Total second promissory notes	4,780,814	1,432,565

Schedule of Payments To Repay Principal Balance
2017 $	2018 $	2019 $	2020 $	2021 $	Total $
1,000,000	4,257,000	-	-	-	5,257,000